Long-Term Debt (Details) (USD $)	0 Months Ended		0 Months Ended				0 Months Ended																			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 15, 2012 Maximum	May 15, 2012 Minimum	Dec. 31, 2012 Term Loan Facility	Dec. 31, 2011 Term Loan Facility	May 15, 2012 Term Loan Facility $100 million term A loan facility, due May 2017	Dec. 31, 2012 Term Loan Facility $100 million term A loan facility, due May 2017	Dec. 31, 2011 Term Loan Facility $100 million term A loan facility, due May 2017	Dec. 31, 2012 Term Loan Facility $365 million term B loan facility, due May 2019	May 15, 2012 Term Loan Facility $365 million term B loan facility, due May 2019	Dec. 31, 2011 Term Loan Facility $365 million term B loan facility, due May 2019	May 15, 2012 Term Loan Facility $365 million term B loan facility, due May 2019 Eurodollar	May 15, 2012 Term Loan Facility $365 million term B loan facility, due May 2019 Base Rate	May 15, 2012 Term Loan Facility Revolving Loans and Term A Loans Eurodollar Maximum	May 15, 2012 Term Loan Facility Revolving Loans and Term A Loans Eurodollar Minimum	May 15, 2012 Term Loan Facility Revolving Loans and Term A Loans Base Rate Maximum	May 15, 2012 Term Loan Facility Revolving Loans and Term A Loans Base Rate Minimum	May 15, 2012 Term Loan Facility Senior Secured Credit Agreement	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility $75 million revolving credit facility, due May 2017	May 15, 2012 Revolving Credit Facility $75 million revolving credit facility, due May 2017	Dec. 31, 2011 Revolving Credit Facility $75 million revolving credit facility, due May 2017	May 15, 2012 Revolving Credit Facility $75 million revolving credit facility, due May 2017 Letters of Credit	May 15, 2012 Leverage Ratio Greater Than or Equal to 3 Revolving Credit Facility $75 million revolving credit facility, due May 2017	May 15, 2012 Leverage Ratio Less Than 3 but Greater Than or Equial to 2 Revolving Credit Facility $75 million revolving credit facility, due May 2017	May 15, 2012 Leverage Ratio Less Than 3 but Greater Than or Equial to 2 Revolving Credit Facility $75 million revolving credit facility, due May 2017 Maximum	May 15, 2012 Leverage Ratio Less Than 3 but Greater Than or Equial to 2 Revolving Credit Facility $75 million revolving credit facility, due May 2017 Minimum	May 15, 2012 Leverage Ratio Less Than 2 Revolving Credit Facility $75 million revolving credit facility, due May 2017
Debt Instrument [Line Items]
Senior Secured Debt	$ 426,588,000	$ 86,750,000			$ 0	$ 43,750,000		$ 92,500,000	$ 0	$ 334,088,000		$ 0								$ 0	$ 43,000,000	$ 0		$ 0
Face amount of term loan							100,000,000				365,000,000
Line of credit facility, maximum borrowing capacity																							75,000,000
Term of instrument							5 years				7 years												5 years
Sublimit for letters of credit																									15,000,000
Increase to borrowing capacity available under credit facility																			75,000,000
Basis spread on variable rate borrowings													3.75%	2.75%	3.25%	2.75%	2.25%	1.75%
Revolving credit facility, unused portion, commitment fee percentage																										0.50%	0.40%			0.30%
Leverage ratio required																										3		3.00	2	2.00
Interest rate at year end								3.20%		5.00%
Weighted average interest rate	4.60%
Frequency of amortization payment							quarterly amortization payments
Quarterly amortization payments							2,500,000
Leverage ratio	2.73		4.25	3.00
Letters of credit outstanding, amount																						$ 72,200,000